Schedule of Investments (unaudited)
June 30, 2025
iShares® Global Consumer Discretionary ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.6%
Aristocrat Leisure Ltd.	25,766	$1,103,938
Lottery Corp. Ltd. (The)	91,747	321,851
Wesfarmers Ltd.	46,755	2,609,272
		4,035,061
Canada — 1.4%
Canadian Tire Corp. Ltd., Class A, NVS	2,159	293,928
Dollarama Inc.	11,420	1,609,073
Gildan Activewear Inc.	5,853	288,406
Magna International Inc.	10,909	421,700
Restaurant Brands International Inc.	13,496	895,241
		3,508,348
Chile — 0.1%
Empresas Copec SA	14,489	98,664
Falabella SA	29,652	157,550
		256,214
China — 7.8%
Alibaba Group Holding Ltd.	657,400	9,306,115
ANTA Sports Products Ltd.	48,600	588,049
BYD Co. Ltd., Class H	151,500	2,358,858
JD.com Inc., Class A	119,400	1,950,076
Li Auto Inc., Class A(a)	52,900	722,032
Meituan, Class B(a)(b)	227,800	3,664,399
Trip.com Group Ltd.	22,100	1,294,275
		19,883,804
Denmark — 0.2%
Pandora A/S	3,271	576,335
France — 4.7%
Accor SA	7,568	396,627
Cie Generale des Etablissements Michelin SCA	29,072	1,081,310
Hermes International SCA	1,392	3,773,525
Kering SA	2,898	631,346
LVMH Moet Hennessy Louis Vuitton SE	10,511	5,501,248
Renault SA	7,674	354,117
Sodexo SA	3,386	208,396
		11,946,569
Germany — 2.1%
adidas AG	6,822	1,592,459
Bayerische Motoren Werke AG	11,464	1,020,977
Continental AG	4,449	388,299
Delivery Hero SE, Class A(a)(b)	8,713	236,490
Mercedes-Benz Group AG	28,559	1,663,853
Puma SE	4,089	111,760
Volkswagen AG	1,173	126,872
Zalando SE(a)(b)	9,041	298,329
		5,439,039
Italy — 1.5%
Ferrari NV	5,033	2,465,722
Moncler SpA	9,396	535,962
Stellantis NV	87,088	872,285
		3,873,969
Japan — 12.6%
Aisin Corp.	26,500	338,999
Asics Corp.	30,300	772,661
Bandai Namco Holdings Inc.	26,800	960,491
Bridgestone Corp.	24,100	985,502
Denso Corp.	87,500	1,180,837
Fast Retailing Co. Ltd.	8,500	2,914,343
Honda Motor Co. Ltd.	200,129	1,929,813
Security	Shares	Value
Japan (continued)
Isuzu Motors Ltd.	23,800	$301,497
Nissan Motor Co. Ltd.(a)	86,100	208,326
Nitori Holdings Co. Ltd.	3,600	346,501
Oriental Land Co. Ltd./Japan	49,700	1,144,679
Pan Pacific International Holdings Corp.	22,000	756,691
Panasonic Holdings Corp.	95,000	1,016,435
Rakuten Group Inc.(a)	61,300	337,774
Sekisui House Ltd.	27,300	600,855
Shimano Inc.	3,300	478,435
Sony Group Corp.	253,300	6,585,877
Subaru Corp.	24,188	419,332
Sumitomo Electric Industries Ltd.	32,700	701,199
Suzuki Motor Corp.	80,900	975,349
Toyota Motor Corp.	507,500	8,740,665
Yamaha Motor Co. Ltd.	42,339	316,826
		32,013,087
Netherlands — 1.2%
Prosus NV	54,878	3,079,012
South Korea — 0.6%
Hyundai Motor Co.	5,694	854,996
Kia Corp.	10,320	738,441
		1,593,437
Spain — 1.6%
Amadeus IT Group SA	18,558	1,567,837
Industria de Diseno Textil SA	46,219	2,411,095
		3,978,932
Sweden — 0.4%
Evolution AB(b)	7,522	597,420
H & M Hennes & Mauritz AB, Class B	22,599	318,287
		915,707
Switzerland — 1.7%
Cie Financiere Richemont SA, Class A, Registered	22,145	4,190,559
Swatch Group AG (The), Bearer	1,156	188,730
Swatch Group AG (The), Registered	2,258	76,074
		4,455,363
United Kingdom — 2.6%
Barratt Redrow PLC	56,560	354,178
Berkeley Group Holdings PLC	4,013	212,628
Burberry Group PLC(a)	14,972	243,193
Compass Group PLC	69,923	2,368,430
Entain PLC	26,358	326,460
InterContinental Hotels Group PLC	6,408	732,659
Kingfisher PLC	74,039	295,682
Next PLC	4,707	803,927
Pearson PLC	27,283	401,906
Persimmon PLC	13,301	236,630
Taylor Wimpey PLC	147,322	240,240
Whitbread PLC	7,302	283,361
		6,499,294
United States — 58.9%
Airbnb Inc., Class A(a)	17,779	2,352,873
Amazon.com Inc.(a)	118,979	26,102,803
Aptiv PLC(a)	9,008	614,526
AutoZone Inc.(a)	689	2,557,726
Best Buy Co. Inc.	7,935	532,676
Booking Holdings Inc.	1,340	7,757,582
Caesars Entertainment Inc.(a)	8,478	240,690
CarMax Inc.(a)	6,289	422,684
Carnival Corp.(a)	43,251	1,216,218
Chipotle Mexican Grill Inc., Class A(a)	55,502	3,116,437

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Consumer Discretionary ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Darden Restaurants Inc.	4,821	$1,050,833
Deckers Outdoor Corp.(a)	6,252	644,394
Domino's Pizza Inc.	1,410	635,346
DoorDash Inc., Class A(a)	14,124	3,481,707
DR Horton Inc.	11,388	1,468,141
eBay Inc.	18,976	1,412,953
Expedia Group Inc.	5,009	844,918
Ford Motor Co.	160,888	1,745,635
Garmin Ltd.	6,345	1,324,328
General Motors Co.	39,676	1,952,456
Genuine Parts Co.	5,717	693,529
Hasbro Inc.	5,426	400,547
Hilton Worldwide Holdings Inc.	9,792	2,608,001
Home Depot Inc. (The)	31,667	11,610,389
Las Vegas Sands Corp.	13,972	607,922
Lennar Corp., Class A	9,564	1,057,874
LKQ Corp.	10,635	393,601
Lowe's Companies Inc.	23,056	5,115,435
Lululemon Athletica Inc.(a)	4,553	1,081,702
Marriott International Inc./MD, Class A	9,365	2,558,612
McDonald's Corp.	29,455	8,605,867
MGM Resorts International(a)	8,520	293,003
Mohawk Industries Inc.(a)	2,189	229,495
Nike Inc., Class B	48,530	3,447,571
Norwegian Cruise Line Holdings Ltd.(a)	18,405	373,253
NVR Inc.(a)	120	886,279
O'Reilly Automotive Inc.(a)	35,213	3,173,748
Pool Corp.	1,554	452,960
PulteGroup Inc.	8,256	870,678
Ralph Lauren Corp., Class A	1,643	450,642
Ross Stores Inc.	13,546	1,728,199
Royal Caribbean Cruises Ltd.	10,292	3,222,837
Starbucks Corp.	46,812	4,289,384
Tapestry Inc.	8,555	751,214
Tesla Inc.(a)	77,708	24,684,723
TJX Companies Inc. (The)	45,992	5,679,552
Tractor Supply Co.	21,841	1,152,550
Ulta Beauty Inc.(a)	1,873	876,227
Williams-Sonoma Inc.	5,064	827,306
Wynn Resorts Ltd.	3,688	345,455
Yum! Brands Inc.	11,450	1,696,661
		149,640,142
Total Common Stocks — 99.0% (Cost: $254,310,977)		251,694,313
Security	Shares	Value
Preferred Stocks
Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,476	$205,622
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	3,846	190,084
Porsche Automobil Holding SE, Preference Shares, NVS	6,367	252,761
Volkswagen AG, Preference Shares, NVS	7,560	799,194
		1,447,661
South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	843	96,266
Series 2, Preference Shares, NVS	1,509	177,207
		273,473
Total Preferred Stocks — 0.7% (Cost: $2,982,590)		1,721,134
Total Long-Term Investments — 99.7% (Cost: $257,293,567)		253,415,447
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	260,000	260,000
Total Short-Term Securities — 0.1% (Cost: $260,000)		260,000
Total Investments — 99.8% (Cost: $257,553,567)		253,675,447
Other Assets Less Liabilities — 0.2%		557,368
Net Assets — 100.0%		$254,232,815

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Consumer Discretionary ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(2,129)(b)	$2,129	$—	$—	—	$367 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	550,000	—	(290,000)(b)	—	—	260,000	260,000	3,678	—
				$2,129	$—	$260,000		$4,045	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1	09/11/25	$198	$4,328
E-Mini Consumer Discretionary Index	1	09/19/25	222	3,698
Euro STOXX 50 Index	5	09/19/25	314	1,814
				$9,840
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$153,404,704	$98,289,609	$—	$251,694,313
Preferred Stocks	—	1,721,134	—	1,721,134

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Consumer Discretionary ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$260,000	$—	$—	$260,000
	$153,664,704	$100,010,743	$—	$253,675,447
Derivative Financial Instruments(a)
Assets
Equity Contracts	$5,512	$4,328	$—	$9,840

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares